Overview and Summary of Significant Accounting Policies Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Schedule of Utility Inventory [Table Text Block]	The following table summarizes our inventories balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Inventories
Fuel	$36,953	$26,907
Materials and supplies, net	58,553	56,662
Total inventories	$95,506	$83,569

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Accounts receivable, net
Customer receivables	$91,335	$90,747
Unbilled revenue	72,334	65,822
Amounts due from related parties	490	2,717
Other	4,189	2,725
Provision for uncollectible accounts	(3,155)	(921)
Total accounts receivable, net	$165,193	$161,090

Schedule of Cash and Cash Equivalents [Table Text Block]	The following table provides a summary of cash, cash equivalents and restricted cash amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$20,502	$48,152
Restricted cash	6,120	400
Total cash, cash equivalents and restricted cash	$26,622	$48,552

Reclassification out of Accumulated Other Comprehensive Income
The amounts reclassified out of Accumulated Other Comprehensive Loss by component during the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

Details about Accumulated Other Comprehensive Loss components	Affected line item in the Condensed Consolidated Statements of Operations	For the Years Ended December 31,
		2020	2019	2018
Gains and losses on cash flow hedges (Note 5):	Interest expense	$(5,422)	$—	$—
	Income tax expense	1,313	—	—
Total reclassifications for the period, net of income taxes		$(4,109)	$—	$—

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in the components of Accumulated Other Comprehensive Income/(Loss) during the years ended December 31, 2020, 2019, and 2018 are as follows (in thousands):

	For the Years Ended December 31,
	2020	2019	2018
Gains and losses on cash flow hedges (Note 5):
Balance at January 1	$(19,750)	$—	$—
Other comprehensive loss before reclassifications	(27,779)	(19,750)	—
Amounts reclassified from AOCI to earnings	4,109	—	—
Balance at December 31	$(43,420)	$(19,750)	$—

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule of Utility Inventory [Table Text Block]	The following table summarizes our inventories balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Inventories
Fuel	$36,953	$26,907
Materials and supplies, net	58,553	56,662
Total inventories	$95,506	$83,569

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2020	2019
	(In Thousands)
Accounts receivable, net
Customer receivables	$91,335	$90,747
Unbilled revenue	72,334	65,822
Amounts due from related parties	734	2,992
Other	4,187	2,725
Provision for uncollectible accounts	(3,155)	(921)
Total accounts receivable, net	$165,435	$161,365

Schedule of Cash and Cash Equivalents [Table Text Block]	he following table provides a summary of cash, cash equivalents and restricted cash amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$17,946	$42,189
Restricted cash	5	400
Total cash, cash equivalents and restricted cash	$17,951	$42,589